OTHER INCOME AND EXPENSES AND LOSSES PER SHARE (Details) - shares	Dec. 31, 2023	Aug. 01, 2023	Jul. 31, 2023	Jul. 30, 2023	Dec. 31, 2022
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE
Number of shares outstanding	2,337,788,498	2,299,999,998	2,299,999,998	2,412,852,458	2,299,999,998